JPMorgan Trust I

245 Park Avenue

New York, New York 10167

June 2, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Alternative Strategies Fund:

File No. 811-8437 & 333-37711

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of JPMorgan Trust I pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 111 (Amendment No. 112 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act to complete the fee and expense tables, to incorporate comments as indicated to the SEC staff in correspondence dated May 18, 2010 and May 27, 2010, add required exhibits and make other non-material changes. The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions, please call me at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary